Taxation (Income Taxes, Composition of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAXATION [Abstract]
Income from PRC entities	$ 84,760	$ 73,720	$ 126,104
(Loss)/income from non-PRC entities	7,093	26,214	(29,482)
Income before income tax expenses	91,853	99,934	96,622
Current income tax expense	5,480	462	18,382
Deferred tax (benefit)/expense	(2,732)	691	(3,960)
Income tax expense	$ 2,748	$ 1,153	$ 14,422